Note 1 - Nature of Operations (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Disclosure Text Block [Abstract]
Net Income (Loss) Attributable to Parent	$ (3,856,353)	$ (11,495,017)	$ (6,136,865)
Retained Earnings (Accumulated Deficit)	$ (45,436,054)	$ (41,579,701)